Capital Structure, Financial Risk and Related Items - Share Capital (Details)	12 Months Ended
	Dec. 31, 2021 shares	Dec. 31, 2019 shares	Dec. 31, 2016 shares	Dec. 31, 2022 DKK (kr) Vote EquityInstruments kr / shares shares
Share Capital
Par value (in euros per share) | kr / shares				kr 1
Number Of Shares Authorised | shares				65,961,573
Number Of Votes | Vote				1
Nominal value of shares repurchases | kr				kr 500,000
First authorization
Share Capital
Warrants issued				68,291
Warrants reissued				1,333
Warrants remain available for issue				681,709
Warrants remain available for reissue				1,254
Number of shares authorized for repurchase | shares	500,000
Actual shares repurchased under authorization | shares	40,000
Shares available for repurchase | shares	460,000
Second authorization
Share Capital
Warrants issued				500,000
Warrants reissued				59,671
Warrants remain available for reissue				10,661
Number of shares authorized for repurchase | shares		500,000
Actual shares repurchased under authorization | shares		500,000
Third authorization
Share Capital
Warrants issued				500,000
Warrants reissued				63,558
Number of shares authorized for repurchase | shares			500,000
Actual shares repurchased under authorization | shares			255,000